Commitments, Guarantees and Contingencies - Consolidating Summary Financial Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Outstanding preferred shares subject to the guarantee (in shares)	0
Revenue	$ 43,337,000,000	$ 39,679,000,000
Shareholders’ net income (loss)	2,498,000,000	2,713,000,000
Invested assets	177,912,000,000	161,619,000,000
Total other general fund assets	19,178,000,000	18,610,000,000
Investments for account of segregated fund holders	125,921,000,000	116,973,000,000
Insurance contract liabilities	145,773,000,000	131,184,000,000
Investment contract liabilities	3,189,000,000	3,116,000,000
Total other general fund liabilities	22,266,000,000	21,421,000,000
Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of operating segments [line items]
Principal amount	$ 150,000,000
Interest rate	6.30%
Consolidation Adjustments
Disclosure of operating segments [line items]
Revenue	$ (2,160,000,000)	(1,743,000,000)
Shareholders’ net income (loss)	(2,379,000,000)	(2,631,000,000)
Invested assets	(30,520,000,000)	(23,084,000,000)
Total other general fund assets	(33,640,000,000)	(21,480,000,000)
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	(10,813,000,000)	(9,888,000,000)
Investment contract liabilities	0	0
Total other general fund liabilities	(26,745,000,000)	(14,788,000,000)
Parent Company | Reportable Legal Entities
Disclosure of operating segments [line items]
Revenue	266,000,000	213,000,000
Shareholders’ net income (loss)	2,498,000,000	2,713,000,000
Invested assets	26,019,000,000	23,639,000,000
Total other general fund assets	7,800,000,000	4,135,000,000
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	0	0
Investment contract liabilities	0	0
Total other general fund liabilities	9,350,000,000	4,376,000,000
Subsidiary Issuer | Reportable Legal Entities | Sun Life Assurance (consolidated)
Disclosure of operating segments [line items]
Revenue	35,801,000,000	33,693,000,000
Shareholders’ net income (loss)	1,349,000,000	1,750,000,000
Invested assets	172,439,000,000	152,512,000,000
Total other general fund assets	24,327,000,000	24,000,000,000
Investments for account of segregated fund holders	125,859,000,000	116,918,000,000
Insurance contract liabilities	145,949,000,000	131,428,000,000
Investment contract liabilities	3,189,000,000	3,116,000,000
Total other general fund liabilities	25,920,000,000	23,780,000,000
Subsidiary Issuer | Reportable Legal Entities | Other Subsidiaries [Member]
Disclosure of operating segments [line items]
Revenue	9,430,000,000	7,516,000,000
Shareholders’ net income (loss)	1,030,000,000	881,000,000
Invested assets	9,974,000,000	8,552,000,000
Total other general fund assets	20,691,000,000	11,955,000,000
Investments for account of segregated fund holders	62,000,000	55,000,000
Insurance contract liabilities	10,637,000,000	9,644,000,000
Investment contract liabilities	0	0
Total other general fund liabilities	$ 13,741,000,000	$ 8,053,000,000